Significant contingent liabilities and unrecognized contract commitments (Details Narrative)	Jan. 01, 2026 USD ($)	Jan. 01, 2026 TWD ($)	Jun. 01, 2022 USD ($)	Jun. 01, 2022 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)
Notes and other explanatory information [abstract]
Acquire building	$ 3,825,311	$ 120,000,000	$ 3,825,311	$ 120,000,000
Total payments					$ 637,552	$ 20,000,000
Deposit remaining amount					$ 3,187,759	$ 100,000,000